INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Effective income tax rate reconciliation
Statutory federal income tax rate	21.00%	35.00%	35.00%
State and local taxes (net of federal benefits)	3.80%	3.00%	3.10%
Effect of noncontrolling owned interest in earnings of partnerships	(0.10%)	(0.20%)	(0.20%)
Manufacturing deduction		(2.50%)	(2.40%)
Tax credits, including foreign tax credit	(1.60%)	(2.00%)	(1.40%)
Change in uncertain tax positions reserve	0.10%	0.40%	0.40%
Other permanent differences	0.60%	(0.10%)	0.10%
Other, net	(0.70%)	(0.60%)	(0.30%)
Impact of Tax Act and reduction of corporate tax rate	(0.10%)	(3.50%)
Effective income tax rate	23.00%	29.50%	34.30%